Prepayment for Advertisting	12 Months Ended
Sep. 30, 2022
Prepayment for Advertisting [Abstract]
PREPAYMENT FOR ADVERTISTING

NOTE 6 — PREPAYMENT FOR ADVERTISTING

On September 6, 2021, the Company entered into an advertising service agreement with a third-party, Guangdong Fengyang Legend Consulting Co., Ltd. (“Fengyang Legend”), pursuant to which, Fengyang Legend assisted the Company in developing and producing TV advertising films for the Company in order to promote the Company’s sales of its major TCMD product, Bainian Pill and Guben Yanling Pill, and coordinating the specific TV Channel to broadcast the advertising films to targeted geographic market areas. The total contracted advertising service fee was RMB55 million (approximately $8.5 million), with an adverting consulting service period of one year from October 1, 2021 to September 30, 2022. Based on contract terms, the Company was required to make a 30% advance payment to Fengyang Legend within 7 business days upon signing the service agreement and make an additional 58% of the contract price to Fengyang Legend when the specific TV channel used for broadcast the TV film was determined. In fiscal year 2021, the Company paid RMB48.4 million (approximately $7.5 million), the amount was recorded as prepayment for advertising on the balance sheets as of September 30, 2021, and recognized as selling expense during fiscal year 2022. The remaining 12% of the contract price, RMB6.6 million (approximately $0.9 million), represented the monthly advertising fees payable when the advertising film was broadcasted through the designated TV channels during the service period.